COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Expera Specialty Solutions, LLC — We are a party to a long-term supply agreement with Expera Specialty Solutions, LLC, or “Expera,” for the manufacture of specialty paper products on paper machine no. 5 at our Androscoggin mill in Jay, Maine.  The agreement, which expires on June 1, 2017, requires Expera to pay us a variable charge for the paper purchased and a fixed charge for the availability of the paper machine.  We are responsible for the machine’s routine maintenance, and Expera is responsible for any capital expenditures specific to the machine.  Expera has the right to terminate the agreement if certain events occur.

General Litigation — We are involved from time to time in legal proceedings incidental to the conduct of our business.  We do not believe that any liability that may result from these proceedings will have a material adverse effect on our financial statements.

COMMITMENTS AND CONTINGENCIES

Operating Leases — We have entered into operating lease agreements, which expire at various dates through 2021, primarily related to certain machinery and equipment used in our manufacturing process.  Rental expense under operating leases amounted to $7.0 million, $9.8 million, and $9.2 million for the years ended December 31, 2014, 2013, and 2012, respectively.

The following table, as of December 31, 2014, represents the future minimum rental payments due under non-cancelable operating leases that have initial or remaining lease terms in excess of one year:

(Dollars in thousands)
2015	$2,776
2016	1,166
2017	649
2018	360
2019	217
Thereafter	33
Total	$5,201

Purchase obligations — We have entered into unconditional purchase obligations in the ordinary course of business for the purchase of certain raw materials, energy, and services.  The following table, as of December 31, 2014, summarizes our unconditional purchase obligations.

(Dollars in thousands)
2015	$55,828
2016	28,520
2017	26,973
2018	26,163
2019	26,163
Thereafter	95,258
Total	$258,905

Severance Arrangements — Under our severance policy, and subject to certain terms and conditions, if the employment of a salaried employee or an hourly employee at the Quinnesec mill is terminated under specified circumstances, the employee is eligible to receive a termination allowance based on the employee’s applicable service and eligible pay.  The termination allowance is equal to two weeks of eligible pay for each full or partial year of applicable service, and in any event is not less than four weeks of eligible pay and not more than 52 weeks of eligible pay.  We also may elect to provide the employee with other severance benefits such as prorated and/or reduced incentive awards under our incentive plans and programs, subsidized continuation medical and dental insurance coverage, and outplacement services.  Our executive officers are also entitled to receive additional severance benefits under their contracts with us in the event of the termination of their employment under certain circumstances.

Expera Specialty Solutions, LLC — We are a party to a long-term supply agreement with Expera Specialty Solutions, LLC, or “Expera,” for the manufacture of specialty paper products on paper machine no. 5 at our Androscoggin mill in Jay, Maine.  The agreement, which expires on June 1, 2017, requires Expera to pay us a variable charge for the paper purchased and a fixed charge for the availability of the paper machine.  We are responsible for the machine’s routine maintenance, and Expera is responsible for any capital expenditures specific to the machine.  Expera has the right to terminate the agreement if certain events occur.

General Litigation — We are involved from time to time in legal proceedings incidental to the conduct of our business.  We do not believe that any liability that may result from these proceedings will have a material adverse effect on our financial statements.

Acquisition Related Contingent Fees — In connection with the NewPage acquisition, we agreed to pay certain service providers contingent success fees of approximately $5.2 million. These fees were paid upon consummation of the NewPage acquisition.